Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
(formerly Environment and Alternative Energy Portfolio)
November 30, 2021
ENV-NPRT3-0122
1.810704.117
Common Stocks - 97.0%
	Shares	Value ($)
Common Stocks - 97.0%
Agricultural & Farm Machinery - 3.2%
Deere & Co.	81,250	28,075,125
Asset Management & Custody Banks - 1.2%
BlackRock, Inc. Class A	11,410	10,321,600
Automobile Manufacturers - 12.7%
Tesla, Inc. (a)	92,630	106,039,119
XPeng, Inc. ADR (a)	102,370	5,630,350
		111,669,469
Building Products - 6.8%
Johnson Controls International PLC	260,130	19,447,319
Kingspan Group PLC (Ireland)	34,200	3,963,952
Nibe Industrier AB (B Shares)	448,600	6,418,879
Owens Corning	113,300	9,612,372
Trane Technologies PLC	106,750	19,924,888
		59,367,410
Commodity Chemicals - 0.1%
Zymergen, Inc. (b)	52,300	473,838
Construction & Engineering - 0.5%
Quanta Services, Inc.	38,400	4,369,152
Construction Machinery & Heavy Trucks - 1.6%
Cummins, Inc.	65,612	13,762,117
Diversified Chemicals - 0.2%
The Chemours Co. LLC	46,600	1,384,020
Diversified Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	624,972	3,915,074
Diversified Support Services - 0.1%
Smart Metering Systems PLC	118,400	1,258,154
Electric Utilities - 6.6%
NextEra Energy, Inc.	483,130	41,926,021
ORSTED A/S (c)	80,470	10,366,442
Verbund AG	54,100	5,675,320
		57,967,783
Electrical Components & Equipment - 6.6%
Acuity Brands, Inc.	50,380	10,144,013
Ceres Power Holdings PLC (a)	166,020	2,446,445
Contemporary Amperex Technology Co. Ltd.	52,200	5,577,361
Eaton Corp. PLC	168,350	27,282,801
Fluence Energy, Inc.	64,830	2,054,463
Plug Power, Inc. (a)(b)	162,980	6,494,753
Sunrun, Inc. (a)	88,600	4,079,144
		58,078,980
Electronic Equipment & Instruments - 1.8%
Badger Meter, Inc.	36,500	3,736,140
Trimble, Inc. (a)	143,500	12,322,345
		16,058,485
Environmental & Facility Services - 2.3%
Aker Carbon Capture A/S (a)	1,218,500	4,144,049
Montrose Environmental Group, Inc. (a)(b)	48,900	3,580,947
Tetra Tech, Inc.	67,900	12,539,772
		20,264,768
Financial Exchanges & Data - 0.8%
Intercontinental Exchange, Inc.	52,380	6,847,114
Heavy Electrical Equipment - 1.7%
Vestas Wind Systems A/S	433,900	14,568,964
Industrial Gases - 4.5%
Linde PLC	123,170	39,185,304
Industrial Machinery - 2.2%
Chart Industries, Inc. (a)	13,030	2,274,387
Kornit Digital Ltd. (a)	14,360	2,224,508
Xylem, Inc.	113,700	13,770,207
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	211,500	771,985
		19,041,087
Internet & Direct Marketing Retail - 0.1%
thredUP, Inc. (a)(b)	56,023	1,048,751
Life Sciences Tools & Services - 8.1%
Agilent Technologies, Inc.	66,100	9,974,490
Codexis, Inc. (a)	43,400	1,506,414
Danaher Corp.	185,440	59,644,922
		71,125,826
Metal & Glass Containers - 1.5%
Ball Corp.	136,330	12,740,039
Mortgage REITs - 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	129,790	7,382,455
Oil & Gas Equipment & Services - 0.5%
Aspen Aerogels, Inc. (a)	72,610	4,150,388
Baker Hughes Co. Class A	15,130	353,134
		4,503,522
Oil & Gas Exploration & Production - 0.5%
Denbury, Inc. (a)	57,650	4,590,093
REITs - Warehouse/Industrial - 4.2%
Prologis (REIT), Inc.	247,240	37,271,430
Renewable Electricity - 2.3%
EDP Renovaveis SA	522,150	13,394,893
Scatec Solar AS (c)	376,400	6,666,919
		20,061,812
Semiconductor Equipment - 3.8%
AEHR Test Systems (a)	81,620	1,421,820
Enphase Energy, Inc. (a)	58,900	14,725,000
SolarEdge Technologies, Inc. (a)	40,060	13,130,066
Xinyi Solar Holdings Ltd.	2,316,000	4,247,089
		33,523,975
Semiconductors - 6.0%
Allegro MicroSystems LLC (a)	129,880	4,056,152
Analog Devices, Inc.	175,690	31,668,123
ON Semiconductor Corp. (a)	208,990	12,838,256
Power Integrations, Inc.	44,050	4,406,322
		52,968,853
Specialty Chemicals - 3.4%
Albemarle Corp. U.S.	33,500	8,927,415
Danimer Scientific, Inc. (a)(b)	56,000	747,040
DuPont de Nemours, Inc.	59,570	4,405,797
Koninklijke DSM NV	72,830	15,705,725
		29,785,977
Systems Software - 12.5%
Microsoft Corp.	331,110	109,461,650
TOTAL COMMON STOCKS (Cost $719,037,618)		851,072,827

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	25,742,508	25,747,657
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	7,075,267	7,075,975
TOTAL MONEY MARKET FUNDS (Cost $32,823,632)		32,823,632

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $751,861,250)	883,896,459
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(6,331,869)
NET ASSETS - 100.0%	877,564,590

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,033,361 or 1.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	8,161,296	272,271,967	254,685,606	5,106	-	-	25,747,657	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	14,087,330	7,011,355	12,754	-	-	7,075,975	0.0%
Total	8,161,296	286,359,297	261,696,961	17,860	-	-	32,823,632

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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